Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials and semi-finished goods	€ 708	€ 1,156
Finished goods	930	980
Contract work in progress	525	583
Total	€ 2,163	€ 2,719